Shareholder Report, Line Graph (Details) - USD ($)											1 Months Ended	2 Months Ended		3 Months Ended			4 Months Ended		5 Months Ended		6 Months Ended	7 Months Ended	8 Months Ended		9 Months Ended		10 Months Ended			12 Months Ended		14 Months Ended	15 Months Ended		16 Months Ended	17 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended		24 Months Ended	26 Months Ended	27 Months Ended		28 Months Ended	29 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended		36 Months Ended	38 Months Ended	39 Months Ended		40 Months Ended	41 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended		48 Months Ended	50 Months Ended	51 Months Ended		52 Months Ended	53 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended		60 Months Ended	62 Months Ended	63 Months Ended	65 Months Ended	68 Months Ended	70 Months Ended	72 Months Ended	74 Months Ended	75 Months Ended	77 Months Ended	80 Months Ended	82 Months Ended	84 Months Ended	86 Months Ended	87 Months Ended	92 Months Ended	94 Months Ended	96 Months Ended	98 Months Ended	99 Months Ended	104 Months Ended	106 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 23, 2025	Nov. 09, 2021	Sep. 21, 2021	Feb. 19, 2020	May 30, 2018	Apr. 18, 2018	Dec. 13, 2017	Sep. 27, 2017	Jul. 31, 2016	Oct. 31, 2025	Nov. 30, 2025	Jul. 31, 2018	Dec. 31, 2025	Jan. 31, 2022	Jul. 31, 2018	Jan. 31, 2026	Jan. 31, 2022	Feb. 28, 2026	Jul. 31, 2020	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jul. 31, 2018	Jun. 30, 2026	Jul. 31, 2022	Jul. 31, 2026	Jul. 31, 2022	Jul. 31, 2018	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2019	Jan. 31, 2023	Jul. 31, 2019	Jan. 31, 2023	Jul. 31, 2021	Jul. 31, 2019	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2020	Jan. 31, 2024	Jul. 31, 2020	Jan. 31, 2024	Jul. 31, 2022	Jul. 31, 2020	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2021	Jan. 31, 2025	Jul. 31, 2021	Jan. 31, 2025	Jul. 31, 2023	Jul. 31, 2021	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2022	Jan. 31, 2026	Jul. 31, 2022	Jan. 31, 2026	Jul. 31, 2024	Jul. 31, 2022	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2025	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2026	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026
C000189003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Fund
Accumulated Value									$ 10,000																				$ 9,929											$ 10,737										$ 11,847										$ 11,996										$ 10,727						$ 10,496						$ 11,216					$ 11,590					$ 11,946
C000193047 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Fund
Accumulated Value								$ 10,000																$ 10,060													$ 10,833										$ 11,364										$ 11,864										$ 11,057								$ 11,134						$ 11,737					$ 11,902					$ 12,456
C000193049 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Fund
Accumulated Value							$ 10,000									$ 10,037																		$ 10,802										$ 11,469										$ 11,657										$ 10,890									$ 10,936						$ 11,413						$ 11,240					$ 11,904
C000200624 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Fund
Accumulated Value						$ 10,000							$ 10,031																			$ 10,552										$ 10,951										$ 11,246										$ 10,796										$ 11,080						$ 11,955						$ 12,660					$ 13,311
C000217911 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Fund
Accumulated Value					$ 10,000															$ 10,691																$ 10,628										$ 9,550										$ 9,236										$ 9,808								$ 10,160						$ 10,431
C000230284 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Fund
Accumulated Value				$ 10,000														$ 9,575										$ 8,648							$ 8,925				$ 9,018						$ 9,510				$ 9,959						$ 10,353				$ 10,754						$ 11,283				$ 11,302
C000230731 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Fund
Accumulated Value			$ 10,000												$ 8,280											$ 6,475							$ 6,515					$ 8,020					$ 8,665					$ 10,235					$ 12,160					$ 12,870					$ 13,245					$ 13,995
C000244148 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Fund
Accumulated Value										$ 10,000																					$ 11,425										$ 12,549										$ 13,119										$ 12,679										$ 17,405						$ 17,634						$ 18,794					$ 21,093					$ 21,586	$ 28,070
C000263598 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Fund
Accumulated Value	$ 9,970	$ 10,000									$ 10,000	$ 10,046		$ 10,035			$ 10,057		$ 10,172		$ 9,982	$ 10,059	$ 10,088		$ 10,111		$ 10,009
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Bloomberg US Aggregate Bond Index
Accumulated Value	$ 9,988	$ 10,000		$ 10,000	$ 10,000	10,000			$ 10,000		$ 10,050	$ 10,113	9,999	$ 10,098			$ 10,108	$ 9,683	$ 10,274	$ 10,561	$ 10,093	$ 10,104	$ 10,136		$ 10,160		$ 10,028	$ 9,089	$ 9,886			10,807			$ 8,874	$ 10,487			$ 8,783	$ 10,685		11,901			$ 9,060	$ 9,531			$ 9,231	$ 11,766		11,817			$ 9,247	$ 9,210			$ 9,543	$ 11,684		10,740			$ 9,881	$ 9,680			$ 9,802	$ 10,619		10,378		$ 10,007		$ 10,261		10,907		$ 10,278		$ 10,784		11,276			$ 11,149		11,582			$ 11,451
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Bloomberg Municipal Bond Index
Accumulated Value							$ 10,000	10,000								$ 10,098								10,015										$ 10,836			10,747							$ 11,416			11,322							$ 11,792			11,695							$ 10,975			10,885						$ 11,077		10,986				$ 11,491		11,397				$ 11,491	11,397				$ 12,096	11,997
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Russell 1000 Index
Accumulated Value			10,000							10,000					9,516											8,715					11,595		8,703					9,844			13,472		10,463					11,960			14,550		13,258					13,938			16,301		15,288					16,578			22,490						20,945						23,657					28,743					33,497	39,841
Bloomberg Municipal Bond 1 15 Year Blend 1 17 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Accumulated Value								$ 10,000																$ 10,030													$ 10,694										$ 11,208										$ 11,478										$ 10,887								$ 10,989						$ 11,341					$ 11,566					$ 11,987
JP Morgan CLOIE AAA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														JP Morgan CLOIE AAA Index
Accumulated Value						$ 10,000							$ 10,038																			$ 10,383										$ 10,575										$ 10,899										$ 10,826										$ 11,636						$ 12,537						$ 13,285					$ 13,953
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Russell 1000 Growth Index
Accumulated Value			$ 10,000												$ 9,203											$ 8,110							$ 7,729					$ 9,514					$ 10,432					$ 12,077					$ 13,842					$ 14,944					$ 15,850					$ 16,144
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Russell 1000 Value Index
Accumulated Value										$ 10,000																					$ 11,376										$ 12,462										$ 13,109										$ 12,321										$ 17,166						$ 16,921						$ 18,323					$ 21,034					$ 22,884	$ 30,022